Federated Hermes Adjustable Rate Fund
Portfolio of Investments
May 31, 2023 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—65.4%
		Federal Home Loan Mortgage Corporation—20.9%
$ 77,240		REMIC, Series 2380, Class FL, 5.707% (1-month USLIBOR +0.600%), 11/15/2031	$ 77,169
94,446		REMIC, Series 2434, Class FA, 6.107% (1-month USLIBOR +1.000%), 3/15/2032	94,913
34,461		REMIC, Series 2448, Class FA, 6.107% (1-month USLIBOR +1.000%), 1/15/2032	34,640
36,461		REMIC, Series 2452, Class FC, 6.107% (1-month USLIBOR +1.000%), 1/15/2032	36,651
108,289		REMIC, Series 2459, Class FP, 6.107% (1-month USLIBOR +1.000%), 6/15/2032	108,836
29,683		REMIC, Series 2470, Class EF, 6.107% (1-month USLIBOR +1.000%), 3/15/2032	29,830
133,480		REMIC, Series 2475, Class F, 6.107% (1-month USLIBOR +1.000%), 2/15/2032	134,127
93,464		REMIC, Series 2475, Class FD, 5.657% (1-month USLIBOR +0.550%), 6/15/2031	93,100
81,201		REMIC, Series 2480, Class NF, 6.107% (1-month USLIBOR +1.000%), 1/15/2032	81,585
29,228		REMIC, Series 2498, Class AF, 6.107% (1-month USLIBOR +1.000%), 3/15/2032	29,372
104,403		REMIC, Series 3085, Class UF, 5.557% (1-month USLIBOR +0.450%), 12/15/2035	103,160
235,952		REMIC, Series 3156, Class HF, 5.592% (1-month USLIBOR +0.485%), 8/15/2035	233,273
391,986		REMIC, Series 3208, Class FD, 5.507% (1-month USLIBOR +0.400%), 8/15/2036	388,959
381,392		REMIC, Series 3208, Class FG, 5.507% (1-month USLIBOR +0.400%), 8/15/2036	378,446
85,888		REMIC, Series 3213, Class GF, 5.537% (1-month USLIBOR +0.430%), 9/15/2036	84,697
552,989		REMIC, Series 3284, Class AF, 5.417% (1-month USLIBOR +0.310%), 3/15/2037	542,698
813,271		REMIC, Series 3314, Class FE, 5.377% (1-month USLIBOR +0.270%), 5/15/2037	796,044
709,667		REMIC, Series 3346, Class FT, 5.457% (1-month USLIBOR +0.350%), 10/15/2033	700,208
261,085		REMIC, Series 3380, Class FP, 5.457% (1-month USLIBOR +0.350%), 11/15/2036	256,689
300,104		REMIC, Series 3550, Class GF, 5.857% (1-month USLIBOR +0.750%), 7/15/2039	299,603
402,305		REMIC, Series 3556, Class FA, 6.017% (1-month USLIBOR +0.910%), 7/15/2037	405,700
161,663		REMIC, Series 3593, Class CF, 5.707% (1-month USLIBOR +0.600%), 2/15/2036	161,398
1,105,752		REMIC, Series 4242, Class F, 5.507% (1-month USLIBOR +0.400%), 8/15/2043	1,075,013
1,906,243		REMIC, Series 4508, Class CF, 5.507% (1-month USLIBOR +0.400%), 9/15/2045	1,866,606
1,668,143		REMIC, Series 4752, Class PF, 5.407% (1-month USLIBOR +0.300%), 11/15/2047	1,617,306
4,201,147		REMIC, Series 4803, Class FA, 5.407% (1-month USLIBOR +0.300%), 6/15/2048	4,067,664
658,097		REMIC, Series 4829, Class FA, 5.357% (1-month USLIBOR +0.250%), 7/15/2037	642,239
1,140,095		REMIC, Series 4915, Class FG, 5.588% (1-month USLIBOR +0.450%), 9/25/2049	1,116,711
874,998		REMIC, Series 4921, Class FN, 5.588% (1-month USLIBOR +0.450%), 10/25/2049	850,607
554,624		REMIC, Series 4959, Class JF, 5.588% (1-month USLIBOR +0.450%), 3/25/2050	533,530
7,035,114		REMIC, Series 4983, Class FJ, 5.588% (1-month USLIBOR +0.450%), 6/25/2050	6,796,341
2,506,019		REMIC, Series 4998, Class KF, 5.322% (30-DAY AVERAGE SOFR +0.350%), 8/25/2050	2,415,565
		TOTAL	26,052,680
		Federal National Mortgage Association—40.2%
82,115		REMIC, Series 2001-32, Class FA, 5.688% (1-month USLIBOR +0.550%), 7/25/2031	81,992
41,159		REMIC, Series 2001-57, Class FA, 5.588% (1-month USLIBOR +0.450%), 6/25/2031	40,773
33,040		REMIC, Series 2001-62, Class FC, 5.788% (1-month USLIBOR +0.650%), 11/25/2031	33,000
41,785		REMIC, Series 2001-71, Class FS, 5.738% (1-month USLIBOR +0.600%), 11/25/2031	41,687
143,030		REMIC, Series 2002-7, Class FG, 6.038% (1-month USLIBOR +0.900%), 1/25/2032	143,379
69,561		REMIC, Series 2002-8, Class FA, 5.861% (1-month USLIBOR +0.750%), 3/18/2032	69,628
86,132		REMIC, Series 2002-52, Class FG, 5.638% (1-month USLIBOR +0.500%), 9/25/2032	85,708
237,196		REMIC, Series 2002-58, Class FG, 6.138% (1-month USLIBOR +1.000%), 8/25/2032	238,508
38,544		REMIC, Series 2002-60, Class FH, 6.138% (1-month USLIBOR +1.000%), 8/25/2032	38,758
76,715		REMIC, Series 2002-77, Class FA, 6.111% (1-month USLIBOR +1.000%), 12/18/2032	77,110
30,480		REMIC, Series 2002-77, Class FG, 5.661% (1-month USLIBOR +0.550%), 12/18/2032	30,339

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 87,619		REMIC, Series 2005-67, Class FM, 5.488% (1-month USLIBOR +0.350%), 8/25/2035	$ 87,007
1,478,507		REMIC, Series 2005-95, Class FH, 5.438% (1-month USLIBOR +0.300%), 11/25/2035	1,454,088
113,561		REMIC, Series 2006-11, Class FB, 5.438% (1-month USLIBOR +0.300%), 3/25/2036	112,266
2,344,156		REMIC, Series 2006-42, Class CF, 5.588% (1-month USLIBOR +0.450%), 6/25/2036	2,317,415
1,275,411		REMIC, Series 2006-50, Class FE, 5.538% (1-month USLIBOR +0.400%), 6/25/2036	1,261,017
436,794		REMIC, Series 2006-65, Class DF, 5.488% (1-month USLIBOR +0.350%), 7/25/2036	430,549
173,255		REMIC, Series 2006-76, Class QF, 5.538% (1-month USLIBOR +0.400%), 8/25/2036	171,027
1,144,481		REMIC, Series 2006-81, Class FA, 5.488% (1-month USLIBOR +0.350%), 9/25/2036	1,127,273
567,040		REMIC, Series 2006-85, Class PF, 5.518% (1-month USLIBOR +0.380%), 9/25/2036	559,831
451,834		REMIC, Series 2006-103, Class FB, 5.538% (1-month USLIBOR +0.400%), 10/25/2036	445,315
945,645		REMIC, Series 2006-123, Class CF, 5.398% (1-month USLIBOR +0.260%), 1/25/2037	927,622
1,573,659		REMIC, Series 2006-W1, Class 2AF1, 5.358% (1-month USLIBOR +0.220%), 2/25/2046	1,545,766
80,698		REMIC, Series 2007-20, Class F, 5.398% (1-month USLIBOR +0.260%), 3/25/2037	79,178
915,079		REMIC, Series 2007-71, Class WF, 5.588% (1-month USLIBOR +0.450%), 7/25/2037	904,141
189,991		REMIC, Series 2007-88, Class FW, 5.688% (1-month USLIBOR +0.550%), 9/25/2037	188,499
56,493		REMIC, Series 2007-102, Class FA, 5.708% (1-month USLIBOR +0.570%), 11/25/2037	56,047
228,718		REMIC, Series 2008-69, Class FB, 6.138% (1-month USLIBOR +1.000%), 6/25/2037	230,173
27,103		REMIC, Series 2008-75, Class DF, 6.388% (1-month USLIBOR +1.250%), 9/25/2038	27,475
412,203		REMIC, Series 2009-78, Class UF, 5.908% (1-month USLIBOR +0.770%), 10/25/2039	411,833
644,389		REMIC, Series 2009-87, Class FX, 5.888% (1-month USLIBOR +0.750%), 11/25/2039	643,498
788,004		REMIC, Series 2009-87, Class HF, 5.988% (1-month USLIBOR +0.850%), 11/25/2039	788,661
1,088,196		REMIC, Series 2009-106, Class FN, 5.888% (1-month USLIBOR +0.750%), 1/25/2040	1,086,455
334,936		REMIC, Series 2010-39, Class EF, 5.658% (1-month USLIBOR +0.520%), 6/25/2037	331,958
2,145,086		REMIC, Series 2010-68, Class BF, 5.638% (1-month USLIBOR +0.500%), 7/25/2040	2,117,826
1,219,645		REMIC, Series 2011-4, Class PF, 5.688% (1-month USLIBOR +0.550%), 2/25/2041	1,210,702
376,385		REMIC, Series 2012-65, Class FB, 5.658% (1-month USLIBOR +0.520%), 6/25/2042	367,351
1,043,602		REMIC, Series 2012-122, Class LF, 5.538% (1-month USLIBOR +0.400%), 11/25/2042	1,024,426
1,404,484		REMIC, Series 2012-130, Class DF, 5.538% (1-month USLIBOR +0.400%), 12/25/2042	1,369,186
1,500,200		REMIC, Series 2014-20, Class FB, 5.538% (1-month USLIBOR +0.400%), 4/25/2044	1,472,796
1,041,677		REMIC, Series 2016-32, Class FA, 5.538% (1-month USLIBOR +0.400%), 10/25/2034	1,028,574
841,779		REMIC, Series 2016-83, Class FA, 5.638% (1-month USLIBOR +0.500%), 11/25/2046	825,252
1,670,137		REMIC, Series 2018-15, Class JF, 5.438% (1-month USLIBOR +0.300%), 3/25/2048	1,611,827
4,841,557		REMIC, Series 2018-57, Class FL, 5.438% (1-month USLIBOR +0.300%), 8/25/2048	4,696,085
2,541,065		REMIC, Series 2018-70, Class HF, 5.488% (1-month USLIBOR +0.350%), 10/25/2058	2,503,352
2,664,884		REMIC, Series 2019-5, Class FA, 5.538% (1-month USLIBOR +0.400%), 3/25/2049	2,611,066
2,624,645		REMIC, Series 2019-21, Class FB, 5.588% (1-month USLIBOR +0.450%), 5/25/2049	2,569,058
1,844,058		REMIC, Series 2019-33, Class FB, 5.588% (1-month USLIBOR +0.450%), 7/25/2049	1,789,339
451,725		REMIC, Series 2019-41, Class FC, 5.588% (1-month USLIBOR +0.450%), 8/25/2049	441,560
1,472,390		REMIC, Series 2019-42, Class LF, 5.488% (1-month USLIBOR +0.350%), 8/25/2049	1,457,666
5,106,836		REMIC, Series 2020-27, Class FD, 5.588% (1-month USLIBOR +0.450%), 5/25/2050	4,976,618
1,957,061		REMIC, Series 2020-34, Class FA, 5.588% (1-month USLIBOR +0.450%), 6/25/2050	1,910,097
		TOTAL	50,050,757
		Government National Mortgage Association—3.0%
310,870		REMIC, Series 2012-42, Class HF, 5.518% (1-month USLIBOR +0.370%), 3/20/2042	302,717
1,382,634		REMIC, Series 2014-2, Class BF, 5.498% (1-month USLIBOR +0.350%), 1/20/2044	1,353,522
2,088,532		REMIC, Series 2015-119, Class FN, 5.398% (1-month USLIBOR +0.250%), 8/20/2045	2,014,955
		TOTAL	3,671,194

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—1.3%
$1,752,591		JP Morgan Mortgage Trust 2021-1, Class A11, 5.465% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	$ 1,613,043
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $83,199,124)	81,387,674
	[1]	ADJUSTABLE RATE MORTGAGES—13.8%
		Federal Home Loan Mortgage Corporation ARM—5.6%
251,201		3.161%, 7/1/2038	251,318
500,502		3.254%, 5/1/2035	506,509
481,861		3.288%, 4/1/2034	487,208
1,292,566		3.430%, 7/1/2034	1,291,836
605,402		3.753%, 7/1/2036	611,743
701,547		3.866%, 10/1/2033	706,566
642,910		3.928%, 7/1/2035	651,189
414,190		3.969%, 4/1/2037	418,890
400,808		4.047%, 12/1/2034	403,147
508,649		4.266%, 8/1/2035	516,804
445,606		4.359%, 11/1/2034	453,179
712,989		4.484%, 2/1/2035	721,796
		TOTAL	7,020,185
		Federal National Mortgage Association ARM—8.2%
80,315		3.315%, 5/1/2035	81,801
105,339		3.340%, 6/1/2033	106,626
468,551		3.465%, 10/1/2034	468,892
114,783		3.565%, 10/1/2037	115,830
476,764		3.639%, 5/1/2039	483,146
183,194		3.731%, 7/1/2035	186,764
207,160		3.735%, 9/1/2033	206,258
259,691		3.800%, 6/1/2034	260,486
1,024,031		3.828%, 8/1/2039	1,036,276
35,305		3.869%, 2/1/2036	35,686
115,304		3.887%, 12/1/2034	116,180
149,024		3.896%, 7/1/2035	151,900
236,049		3.933%, 7/1/2039	242,451
235,632		3.951%, 7/1/2034	241,256
56,715		4.015%, 5/1/2038	57,087
219,711		4.085%, 11/1/2039	223,809
214,001		4.112%, 1/1/2035	215,773
548,546		4.119%, 1/1/2040	558,424
266,376		4.123%, 12/1/2034	269,397
256,917		4.140%, 7/1/2035	262,207
87,941		4.143%, 10/1/2035	89,862
354,486		4.195%, 2/1/2042	359,967
72,020		4.213%, 5/1/2035	72,492
369,554		4.280%, 7/1/2035	375,037
631,137		4.292%, 10/1/2035	643,672
256,908		4.307%, 1/1/2035	261,376
160,895		4.317%, 7/1/2035	163,468
151,795		4.340%, 12/1/2033	153,865
1,138,271		4.363%, 7/1/2034	1,161,446
175,386		4.398%, 10/1/2035	179,247
1,046,191		4.516%, 8/1/2035	1,070,143

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$ 2,600		4.715%, 7/1/2027	$ 2,573
24,937		4.868%, 4/1/2034	25,133
28,106		5.112%, 5/1/2035	28,445
49,961		5.357%, 11/1/2035	50,319
218,295		5.669%, 8/1/2034	221,561
		TOTAL	10,178,855
		Government National Mortgage Association ARM—0.0%
574		2.625%, 7/20/2023	572
1,041		2.625%, 9/20/2023	1,035
1,543		2.750%, 11/20/2023	1,531
15,556		2.750%, 10/20/2029	15,051
9,067		2.875%, 5/20/2029	8,886
7,926		3.625%, 1/20/2030	7,752
		TOTAL	34,827
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $17,713,345)	17,233,867
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—10.4%
		Agency Commercial Mortgage-Backed Securities—10.4%
819,087		FHLMC REMIC, Series KF90, Class AS, 5.202% (30-DAY AVERAGE SOFR +0.380%), 9/25/2030	810,489
2,024,715		FHLMC REMIC, Series KF94, Class AL, 5.362% (1-month USLIBOR +0.300%), 11/25/2030	2,006,167
1,575,000		FHLMC REMIC, Series KF148, Class AS, 5.662% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	1,604,019
1,999,795		FHLMC REMIC, Series KF149, Class AS, 5.462% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	1,999,155
3,999,835		FHLMC REMIC, Series KF154, Class AS, 5.502% (30-DAY AVERAGE SOFR +0.680%), 3/25/2033	4,003,593
2,000,000		FHLMC REMIC, Series KF155, Class AS, 5.492% (30-DAY AVERAGE SOFR +0.670%), 2/25/2030	1,997,354
498,139		FNMA REMIC, Series 2020-M5, Class FA, 5.494% (1-month USLIBOR +0.460%), 1/25/2027	496,219
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,915,868)	12,916,996
		U.S. TREASURY—3.9%
		U.S. Treasury Bills—3.9%
5,000,000		0.000%, 2/22/2024 (IDENTIFIED COST $4,823,172)	4,821,697
		ASSET-BACKED SECURITIES—3.0%
		Auto Receivables—1.2%
948,857	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.122% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	949,258
500,000		Ford Credit Auto Lease Trust 2023-A, Class A2A, 5.190%, 6/15/2025	498,135
		TOTAL	1,447,393
		Student Loans—1.8%
304,684		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	274,572
815,090		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	692,066
853,278		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	740,201
529,295	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.207% (1-month USLIBOR +1.100%), 7/15/2053	523,530
		TOTAL	2,230,369
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,949,696)	3,677,762
		MORTGAGE-BACKED SECURITIES—1.8%
		Federal National Mortgage Association—1.8%
15,902		3.000%, 8/1/2023	15,818
432,998		3.000%, 10/1/2034	411,054
624,107		3.000%, 6/1/2037	590,918
1,306,856		3.500%, 6/1/2037	1,254,830

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 6,862	5.000%, 1/1/2024	$ 6,819
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,298,287)	2,279,439
	INVESTMENT COMPANY—1.6%
1,938,627	Federated Hermes Government Obligations Fund, Premier Shares, 4.95%[2] (IDENTIFIED COST $1,938,627)	1,938,627
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $126,838,119)	124,256,062
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	143,896
	TOTAL NET ASSETS—100%	$124,399,958
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2022	$2,366,327
Purchases at Cost	$75,376,148
Proceeds from Sales	$(75,803,848)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2023	$1,938,627
Shares Held as of 5/31/2023	1,938,627
Dividend Income	$143,584

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser valuation policies and procedures for the Fund or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$81,387,674	$—	$81,387,674
Adjustable Rate Mortgages	—	17,233,867	—	17,233,867
Commercial Mortgage-Backed Securities	—	12,916,996	—	12,916,996
U.S. Treasury	—	4,821,697	—	4,821,697
Asset-Backed Securities	—	3,677,762	—	3,677,762
Mortgage-Backed Securities	—	2,279,439	—	2,279,439
Investment Company	1,938,627	—	—	1,938,627
TOTAL SECURITIES	$1,938,627	$122,317,435	$—	$124,256,062

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate